OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details Narrative)	12 Months Ended
Oct. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Total consideration	$ 750,000
High Street Capital Partners [Member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 3,000,000